Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2015
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$252,514	$1,161	$(1,592)	$252,083
Obligations of state and political subdivisions	182,541	5,429	(9)	187,961
Mortgage-backed securities	2,272,879	8,457	(16,523)	2,264,813
Other securities	95,496	430	(497)	95,429
Total securities available for sale	$2,803,430	$15,477	$(18,621)	$2,800,286
Securities held to maturity:
Obligations of state and political subdivisions	$69,979	$2,803	$(101)	$72,681
Mortgage-backed securities	28,949	107	(776)	28,280
Total securities held to maturity	$98,928	$2,910	$(877)	$100,961

	December 31, 2014
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$317,386	$1,700	$(3,533)	$315,553
Obligations of state and political subdivisions	86,513	3,679	(2)	90,190
Mortgage-backed securities	1,741,917	16,882	(7,184)	1,751,615
Other securities	1,460	35	—	1,495
Total securities available for sale	$2,147,276	$22,296	$(10,719)	$2,158,853
Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$10,000	$88	$—	$10,088
Obligations of state and political subdivisions	77,597	3,153	(145)	80,605
Mortgage-backed securities	29,363	151	(726)	28,788
Total securities held to maturity	$116,960	$3,392	$(871)	$119,481

Securities with carrying values of $1.4 billion were pledged to secure public deposits and other borrowings at both December 31, 2015 and 2014.
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2015
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(1,214)	$177,839	$(378)	$28,116	$(1,592)	$205,955
Obligations of state and political subdivisions	(9)	5,765	—	—	(9)	5,765
Mortgage-backed securities	(11,737)	1,279,914	(4,786)	185,215	(16,523)	1,465,129
Other securities	(488)	51,975	(9)	499	(497)	52,474
Total securities available for sale	$(13,448)	$1,515,493	$(5,173)	$213,830	$(18,621)	$1,729,323

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$1,999	$(92)	$4,162	$(101)	$6,161
Mortgage-backed securities	(45)	3,530	(731)	17,573	(776)	21,103
Total securities held to maturity	$(54)	$5,529	$(823)	$21,735	$(877)	$27,264

	December 31, 2014
	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$—	$—	$(3,533)	$240,498	$(3,533)	$240,498
Obligations of state and political subdivisions	(2)	185	—	—	(2)	185
Mortgage-backed securities	(1,189)	304,686	(5,995)	294,549	(7,184)	599,235
Total securities available for sale	$(1,191)	$304,871	$(9,528)	$535,047	$(10,719)	$839,918

Securities held to maturity:
Obligations of state and political subdivisions	$(9)	$2,287	$(136)	$8,590	$(145)	$10,877
Mortgage-backed securities	—	—	(726)	20,812	(726)	20,812
Total securities held to maturity	$(9)	$2,287	$(862)	$29,402	$(871)	$31,689

The Company assessed the nature of the unrealized losses in its portfolio as of December 31, 2015 and 2014 to determine if there are losses that should be deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	The length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	Whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•
The payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	Changes to the rating of the security by a rating agency, and

•	Subsequent recoveries or additional declines in fair value after the balance sheet date.
Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. In each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security. As a result of the Company's analysis, no declines in the estimated fair value of the Company's investment securities were deemed to be other-than-temporary at December 31, 2015 or 2014.
At December 31, 2015, 252 debt securities had unrealized losses of 1.10% of the securities’ amortized cost basis. At December 31, 2014, 112 debt securities had unrealized losses of 1.31% of the securities’ amortized cost basis. The unrealized losses for each of the securities related to market interest rate changes and not credit concerns of the issuers. Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2015	2014
Number of securities
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	40	66
Issued by political subdivisions	2	5
Other	1	—
	43	71
Amortized Cost Basis
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$236,800	$566,113
Issued by political subdivisions	4,253	8,727
Other	508	—
	$241,561	$574,840
Unrealized Loss
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$5,895	$10,254
Issued by political subdivisions	92	136
Other	9	—
	$5,996	$10,390

The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. Two of the securities in a continuous loss position for over twelve months were issued by political subdivisions. The securities issued by political subdivisions have S&P credit ratings ranging from AA to AAA and Moody's credit ratings ranging from Aa2 to Aaa.
The amortized cost and estimated fair value of investment securities by maturity at December 31, 2015 are presented in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	2.02%	$14,360	$14,373	3.83%	$75	$75
One through five years	1.72	318,423	318,718	3.06	13,627	13,989
After five through ten years	2.31	501,217	506,856	2.89	16,278	16,914
Over ten years	2.14	1,969,430	1,960,339	2.91	68,948	69,983
	2.12%	$2,803,430	$2,800,286	2.93%	$98,928	$100,961

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Realized gains	$1,834	$863	$2,387
Realized losses	(259)	(92)	(110)
	$1,575	$771	$2,277

In addition to the gains above, the Company realized certain immaterial gains on calls of securities held to maturity.
Other Equity Securities
The Company accounts for the following securities at amortized cost, which approximates fair value, in “other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2015	2014
Federal Home Loan Bank (FHLB) stock	$16,265	$38,476
Federal Reserve Bank (FRB) stock	48,584	34,348
Other investments	1,159	1,306
	$66,008	$74,130